SHAREHOLDERS' EQUITY (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Vote shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares
Shareholders Equity [Line Items]
Number of Class A ordinary shares that a Class B ordinary share may be converted into	1
The number of Class B ordinary shares converted into Class A ordinary shares	0	0	0
Restricted net assets
Restricted net assets | $	$ 5,060	$ 3,791
General reserves | Foreign | PRC regulations on enterprises with foreign investment
Restricted net assets
Maximum reserve as a percent of registered capital based on PRC statutory accounts	50.00%	50.00%
General reserves | Foreign | PRC regulations on enterprises with foreign investment | Minimum
Restricted net assets
Percent of statutory surplus fund after-tax profit after offsetting prior year losses	10.00%	10.00%
Common reserves | Domestic | Company law of the PRC
Restricted net assets
Percent of statutory surplus fund after-tax profit after offsetting prior year losses	10.00%	10.00%
Maximum reserve as a percent of registered capital based on PRC statutory accounts	50.00%	50.00%
Common Class A
Shareholders Equity [Line Items]
Common Stock, Shares, Issued	71,775,686	71,775,686
Common Stock, Shares, Outstanding	66,020,679	66,020,679
Number of voting rights per share | Vote	1
Treasury Share
Aggregate number of shares repurchased	7,065,058
Cash consideration for repurchase of common stock | $	$ 136,615
Common Class A | Treasury stock
Treasury Share
Exercise of share options	1,310,051
Common Class B
Shareholders Equity [Line Items]
Common Stock, Shares, Issued	24,336,650	24,336,650
Common Stock, Shares, Outstanding	24,336,650	24,336,650
Number of voting rights per share | Vote	10